Accounts Receivable - Summary of the Movement in the Allowance for Doubtful Accounts (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Increase or decrease in allowance for doubtful accounts
Balance at beginning of year	¥ (6,373)	$ (877)	¥ (7,131)
Reversals	0	0	758
Balance at end of year	¥ (6,373)	$ (877)	¥ (6,373)